Consolidated cash flow statement (Parenthetical) $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($) item		Dec. 31, 2021 USD ($) item		Dec. 31, 2020 USD ($)
Consolidated cash flow statement
Proceeds from capital increase	[1]	$ 8,015		$ 2,863		$ 788
Capital increase		$ 8,015	[2]	57,863	[2]	$ 788
Amount of non cash share issue				$ 55,000
Number of vessels acquired | item		8		8
Common Class A Shares [Member]
Consolidated cash flow statement
Proceeds from capital increase				$ 57,900

[1]	In 2021 share capital was increased by USD 57.9m including a USD 55.0m non-cash share issue in relation to acquisition of eight vessels. Please refer to Note 17 for further reference.
[2]	Please refer to note 17 for further information on capital increases during the year.